Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	PRIMARY TREND FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000794801
Document Creation Date	dei_DocumentCreationDate	Nov. 01, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2013
Prospectus Date	rr_ProspectusDate	Oct. 31, 2013